Property and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment
2. Property and Equipment
Property and equipment consisted of the following as of December 31 (in thousands):

	2015	2014
Land and improvements	$5,161	$3,399
Building and leasehold improvements	17,940	12,777
Furniture and fixtures	43,113	35,434
Equipment	200,047	142,869
Gross property and equipment	266,261	194,479
Less: Accumulated depreciation	68,517	47,629
Property and equipment, net	$197,744	$146,850

Depreciation expense was $23.9 million, $19.1 million, and $13.3 million for the years ended December 31, 2015, 2014, and 2013, respectively.